Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 184,600	$ 100,760	$ 467,891
Employee loans	9,900
Prepaid expenses and other current assets	3,684		7,000
Total Current Assets	198,184	$ 100,760	474,891
OTHER ASSETS:
Security deposit	6,400
TOTAL ASSETS	204,584	$ 100,760	474,891
CURRENT LIABILITIES:
Accounts payable			109,208
Credit cards payable			2,000
Loans payable - related party	37,300	46,100	$ 30,000
Line of credit	$ 67,501	34,981
Payroll liabilities		18,474	$ 18,627
Accounts payable and accrued liabilities	$ 146,310	140,028
Total Current Liabilities	251,111	$ 239,583	$ 159,835
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.0001 par value; 20,000,000 authorized Series A Preferred stock ($0.0001 Par Value; 1,000,000 Shares Authorized; 1,000,000 and none issued and outstanding at September 30, 2015 and December 31, 2014, respectively)	100
Common stock: $.0001 par value, 500,000,000 shares authorized; 52,606,064 and 47,000,000 issued and outstanding at September 30, 2015 and December 31, 2014, respectively	5,261	$ 4,700
Additional paid-in capital	428,719
Accumulated deficit	(480,607)	$ (143,523)
Total Stockholders' Deficit	(46,527)	(138,823)	$ 315,056
Total Liabilities and Stockholders' Deficit	$ 204,584	$ 100,760	$ 474,891